LEASES - Components of Lease Expense (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Finance lease costs
Net Lease costs	$ 3,956
Depreciation and Amortization
Finance lease costs
Amortization of leased assets	899
General and Administrative Expense
Lease cost
Operating lease costs	2,687
Interest Expense
Finance lease costs
Interest on lease liabilities	$ 370